Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Equity component of convertible unsecured senior notes	Contributed surplus	Deficit	Accumulated other comprehensive income (loss)
Beginning balance at Nov. 30, 2018	$ 35,012	$ 286,828	$ 4,457	$ 8,788	$ (264,966)	$ (95)
Beginning balance, Shares at Nov. 30, 2018		76,877,679
Total comprehensive loss
Net loss	(12,496)				(12,496)
Other comprehensive income
Net change in fair value of FVOCI financial assets, net of tax	83					83
Exchange differences on translation of foreign operations	33					33
Total comprehensive loss	(12,380)				(12,496)	116
Transactions with owners, recorded directly in equity
Issuance of common shares of Katana	5	$ 5
Issuance of common shares of Katana shares		900
Share-based contingent consideration	1,028			1,028
Share-based compensation plan
Share-based compensation for stock option plan	1,059			1,059
Exercise of stock options
Monetary consideration	110	$ 110
Monetary consideration Shares		74,832
Attributed value		$ 92		(92)
Total contributions by owners	2,202	$ 207		1,995
Total contributions by owners shares		75,732
Ending Balance at Nov. 30, 2019	24,834	$ 287,035	4,457	10,783	(277,462)	21
Ending Balance, Shares at Nov. 30, 2019		76,953,411
Total comprehensive loss
Net loss	(22,667)				(22,667)
Other comprehensive income
Net change in fair value of FVOCI financial assets, net of tax	14					14
Exchange differences on translation of foreign operations	(516)					(516)
Total comprehensive loss	(23,169)				(22,667)	(502)
Share-based compensation plan
Share-based compensation for stock option plan	1,414			1,414
Exercise of stock options
Monetary consideration	145	$ 145
Monetary consideration Shares		60,000
Attributed value		$ 132		(132)
Total contributions by owners	1,559	$ 277		1,282
Total contributions by owners shares		60,000
Ending Balance at Nov. 30, 2020	$ 3,224	$ 287,312	$ 4,457	$ 12,065	$ (300,129)	$ (481)
Ending Balance, Shares at Nov. 30, 2020		77,013,411